Commitments and contingencies (Narrative) (Details) - CAD ($)		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2021	Apr. 23, 2021	May 31, 2020	Nov. 18, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2024	Nov. 18, 2024	Dec. 31, 2023	Nov. 18, 2023	Dec. 31, 2022	Nov. 18, 2022	Dec. 31, 2021	Nov. 18, 2021	Sep. 30, 2021	Nov. 18, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Issued price per share			$ 31.5															$ 66.67
Fair value of common shares issued for amended and restated license agreement															$ 137,000
AerialX Drone Solutions [Member] | Amended and restated licensing agreement [Member]
Disclosure of contingent liabilities [line items]
Number of shares issued	1,429
Number of additional shares to be issued upon achieving technical milestones	1,429
Number of additional shares to be issued upon achieving performance milestones	4,286
Issued price per share		$ 95.9
Fair value of common shares issued for amended and restated license agreement															137,000
License cost															$ 137,000
Minimum annual royalty payment								$ 500,000		$ 400,000		$ 300,000		$ 200,000		$ 150,000
Payment of advanced royalty					$ 150,000
AerialX Drone Solutions [Member] | Amended and restated licensing agreement [Member] | Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalty on annual sales				8.00%
AerialX Drone Solutions [Member] | Amended and restated licensing agreement [Member] | Top of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalty on annual sales				15.00%
Drone Bullet [Member] | Non-exclusive license agreement [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalty on annual sales				8.00%
Payment of advanced royalty																	$ 150,000
Drone Bullet [Member] | Non-exclusive license agreement [Member] | Subsequent events [Member]
Disclosure of contingent liabilities [line items]
Minimum annual royalty payment						$ 150,000	$ 500,000		$ 400,000		$ 300,000		$ 200,000